SUMMARY OF CONDENSED STATEMENTS OF CASH FLOWS OF THE PARENT COMPANY (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	$ (8,262)	¥ (57,780)	¥ (126,082)	¥ (170,862)
Net cash generated from/(used in) investing activities	(12,617)	(88,230)	(166,330)	294,035
Net cash used in financing activities	5,533	38,696	(13,319)	(42,733)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(452)	(3,161)	3,852	7,528
Net increase/(decrease) in cash, cash equivalents and restricted cash	(15,798)	(110,475)	(301,879)	87,968
Cash, cash equivalents and restricted cash at beginning of the year	34,725	242,832	544,711	456,743
Cash, cash equivalents and restricted cash at the end of the year	$ 18,927	132,357	242,832	544,711
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities		(3,575)	(7,174)	(8,557)
Net cash generated from/(used in) investing activities		(10,714)	(31,541)	31,720
Net cash used in financing activities		(719)	(805)	(25,334)
Effect of exchange rate changes on cash, cash equivalents and restricted cash		(381)	514	878
Net increase/(decrease) in cash, cash equivalents and restricted cash		(15,389)	(39,006)	(1,293)
Cash, cash equivalents and restricted cash at beginning of the year		25,064	64,070	65,363
Cash, cash equivalents and restricted cash at the end of the year		¥ 9,675	¥ 25,064	¥ 64,070